CONTRACT BALANCES	12 Months Ended
Dec. 31, 2021
CONTRACT BALANCES
CONTRACT BALANCES

4     CONTRACT BALANCES

Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2020	2021

Accounts receivable	1,482,498	1,744,810
Less: allowance for doubtful accounts	(2,163)	(12,124)
Accounts receivable, net	1,480,335	1,732,686

Accounts receivable of RMB819,578 and RMB1,040,521 was pledged as security for bank loans (Note 9) as of December 31, 2020 and 2021, respectively. Accounts receivable of RMB128,353 and RMB110,391 was pledged as security for finance lease and other financing obligations (Note 12) as of December 31, 2020 and 2021, respectively.

The following table presents the movement of the allowance for doubtful accounts:

	Years ended December 31,
	2019	2020	2021

Balance at the beginning of the year	241	133	2,163
Allowance made during the year	274	2,032	10,070
Write-off during the year	(382)	—	—
Foreign exchange impact	—	(2)	(109)
Balance at the end of the year	133	2,163	12,124

During the years ended December 31, 2019, 2020 and 2021, the Company made an allowance on accounts receivable of RMB274, RMB2,032 and RMB10,070, respectively.

Deferred Revenue

The opening and closing balances of the Company’s deferred revenue are as following:

Deferred revenue

Beginning balance as of January 1, 2021	111,539
Increase	24,361

Closing balance as of December 31, 2021	135,900

The difference between the opening and closing balances of the Company’s deferred revenue primarily results from the timing difference between the satisfaction of the Company’s performance obligation and the customer’s payment. As of December 31, 2020 and 2021, the deferred revenue expected to be recognized as revenue after one year amounted to RMB14,871 and RMB44,908, respectively, were recorded in other long-term liabilities in the consolidated balance sheet. The amounts of revenue recognized during the years ended December 31, 2019, 2020 and 2021 from the opening deferred revenue balance was RMB66,500, RMB96,084 and RMB104,640, respectively.

Remaining performance obligations

The Company enters into certain usage-based contracts for colocation and managed services in which revenues are based on the agreed usage-based fees as the actual services are rendered throughout the contract term. The Company elected to apply the practical expedient under ASC606-10-50-14(b) that allows the Company not to disclose the remaining performance obligations for variable considerations, which are charged based on the agreed unit price and number of racks in usage, in connection with these contracts with remaining durations ranging from 1 year to 15 years.

As of December 31, 2021, the revenues, excluding any variable considerations, expected to be recognized in future periods related to remaining performance obligations that are unsatisfied were as follows:

Revenue expected to be recognized	RMB

Within 1 year	1,084,635
After 1 year but within 2 years	1,208,157
After 2 years but within 3 years	1,251,249
After 3 years but within 4 years	1,197,587
After 4 years but within 5 years	1,040,895
After 5 years	2,403,630

Total	8,186,153